Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 3,858	$ 4,111	$ 12,145	$ 12,551
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	77	90	232	270
Past service costs			(1)
Net interest expense (income)	(21)	2	(63)	6
Administrative expense	3	3	10	9
Defined benefit pension expense	59	95	178	285
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	58	56	188	179
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	117	151	366	464
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	11	11	28	33
Past service costs			2
Net interest expense (income)	16	15	47	43
Remeasurements of other long term benefits	(10)		(23)	(10)
Defined benefit pension expense	17	26	54	66
Total pension and other post-employment benefit expense	$ 17	$ 26	$ 54	$ 66